Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Return Before Taxes
Dec. 30, 2024
Average Annual Return:
Past 1 year	2.98%
Past 5 years	1.08%
Past 10 years	0.71%